Investor A C Institutional and Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Low Duration Bond Portfolio - Investor C Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 143
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	$ 1,540